Statement of Stockholders' Equity - USD ($)		Total	Underwriters in Private Placement	Initial Public Offering	Founders	Founders Private Placement	Previously Reported	Common Stock	Common Stock Underwriters in Private Placement	Common Stock Initial Public Offering	Common Stock Founders	Common Stock Founders Private Placement	Common Stock Previously Reported	Additional Paid-in Capital	Additional Paid-in Capital Underwriters in Private Placement	Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital Founders	Additional Paid-in Capital Founders Private Placement	Additional Paid-in Capital Previously Reported	Accumulated Deficit	Accumulated Deficit Previously Reported
Balance at Feb. 02, 2020
Balance, Shares at Feb. 02, 2020
Sale of common stock					$ 25,000						$ 574						$ 24,426
Sale of common stock, Shares											5,735,000
Net loss		(25,788)																		(25,788)
Balance at Mar. 31, 2020		(788)						$ 574						24,426						(25,788)
Balance, Shares at Mar. 31, 2020								5,735,000
Balance at Feb. 02, 2020
Balance, Shares at Feb. 02, 2020
Sale of common stock			$ 2,434,790	$ 187,267,093	$ 25,000	$ 6,500,000			$ 24	$ 2,000	$ 574	$ 65			$ 2,434,766	$ 187,265,093	$ 24,426	$ 6,499,935
Sale of common stock, Shares									243,497	20,000,000	5,735,000	650,000
Issuance of common stock to Insiders for no consideration								$ 2						(2)
Issuance of Insider shares for no consideration, Shares		15,000						15,000
Forfeiture of common stock sold to Founder due to over-allotment not being exercised	[1]							$ (75)						75
Forfeiture of common stock sold to Founder due to over-allotment not being exercised, shares	[1]							(750,000)
Shares subject to redemption		$ (188,498,028)						$ (1,867)						(188,496,161)
Shares subject to redemption, Shares								(18,663,171)
Net loss		(2,728,854)																		(2,728,854)
Balance at Dec. 31, 2020		$ 5,000,010					$ 5,000,001	$ 746					$ 723	9,780,663					$ 7,728,132	(4,781,399)	$ (2,728,854)
Balance, Shares at Dec. 31, 2020		7,461,861					7,230,308	7,461,861					7,230,308
Issuance of Insider shares for no consideration, Shares		15,000
Shares subject to redemption		$ 104,909						$ 1						104,908
Shares subject to redemption, Shares								10,387
Net loss		(104,909)																		(104,909)
Balance at Mar. 31, 2021		$ 5,000,010						$ 747						$ 9,885,571						$ (4,886,308)
Balance, Shares at Mar. 31, 2021		7,472,248						7,472,248

[1]	750,000 Founder Shares were forfeited because the over-allotment option was not exercised by the Underwriters (see Note 4).